Note 27 - Provisions	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of provisions [text block]
27.	PROVISIONS

(a)	Provision changes

	Balance as at December 31, 2019	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2020

Provision for disputes and litigation
Taxes on sales	182.3	0.2	49.3	(17.2)	(30.5)	184.1
Labor	120.1	(0.1)	174.0	(142.2)	(21.9)	129.9
Civil	64.0	(0.8)	167.3	(132.2)	(11.5)	86.8
Other taxes	105.9	1.0	58.2	(8.0)	(0.4)	156.7
Total provision for disputes and litigation	472.3	0.3	448.8	(299.6)	(64.3)	557.5

Restructuring	8.7	2.9	7.1	-	(4.2)	14.5

Total provisions	481.0	3.2	455.9	(299.6)	(68.5)	572.0

	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

(b)	Expected settlement

	2021		2020
	Non-current	Current	Non-current	Current
Provision for disputes and litigation
Taxes on sales	163.2	55.4	141.5	42.6
Labor	96.2	28.0	101.7	28.2
Civil	194.1	58.8	62.8	24.0
Other taxes	142.1	20.9	137.7	19.0
Total provision for disputes and litigation	595.6	163.1	443.7	113.8

Restructuring	8.2	9.2	3.4	11.1

Total provisions	603.8	172.3	447.1	124.9

The expected settlement of provisions was based on management’s best estimate at the balance sheet date.

(c)	Main lawsuits with a probable likelihood of loss:

(c.1) Sales taxes

In Brazil, the Company and its subsidiaries are parties to various administrative and judicial proceedings related to ICMS, IPI, PIS and COFINS taxes. Such proceedings include, among others, tax offsetting, credits and alleged insufficient payment of the respective taxes.

(c.2) Labor

The Company and its subsidiaries are parties to labor proceedings with former employees or former employees of service providers. The main issues involve overtime and related effects and respective charges.

(c.3) Civil

The Company is involved in civil lawsuits considered as representing a probable likelihood of loss. The most relevant portion of these lawsuits refers to former distributors, mainly in Brazil, mostly claiming damages resulting from the termination of their contracts.

The processes representing possible probabilities are disclosed in Note 30 - Contingencies.